Other Assets and Notes Receivable (Details) - Jun. 30, 2015	Total
Accounts notes and loans receivable [LineItems]
Borrowings Available Under Notes Receivable	200,000
Notes Receivable Maturity Date	date of July 4, 2020 (unless prepaid)
Notes Receivable Cash Interest Rate	10.75%